CASH EQUIVALENTS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash Equivalents, at Carrying Value	$ 1,903,865	$ 1,228,957
Money Market Accounts Interest Rate Minimum	0.10%
Money Market Accounts Interest Rate Maximum	0.35%